Note 15 - Financial Risk Management (Details Textual) $ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 MXN ($)	Oct. 04, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 MXN ($)
Secured overnight financing rate (SOFR) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	2.00%		2.00%	2.00%
Secured overnight financing rate (SOFR) [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	4.00%		4.00%	4.00%
MEXICO
Statement Line Items [Line Items]
Net assets liabilities denominated in foreign currencies				$ 564			$ 8,900
Percentage change in foreign exchange rates	10.00%		10.00%	10.00%
Country of domicile [member]
Statement Line Items [Line Items]
Net assets liabilities denominated in foreign currencies			$ 1.4			$ 1.1
Percentage change in foreign exchange rates	10.00%		10.00%	10.00%
Impact on earnings excluding currency exposure related taxes	$ 160
Senior secured revolving credit facility [member]
Statement Line Items [Line Items]
Undrawn borrowing facilities					$ 40,000
Senior secured revolving credit facility [member] | Top of range [member]
Statement Line Items [Line Items]
Undrawn borrowing facilities					$ 75,000
Senior secured revolving credit facility [member] | Secured overnight financing rate (SOFR) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis					2.00%
Senior secured revolving credit facility [member] | Secured overnight financing rate (SOFR) [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis					4.00%
Juanicipio [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage	44.00%	44.00%	44.00%	44.00%		44.00%	44.00%
Net assets liabilities denominated in foreign currencies				$ 545,000			$ 744,000
Percentage change in foreign exchange rates	10.00%		10.00%	10.00%
Impact on earnings excluding currency exposure related taxes	$ (3,584)	$ (4,269)
Equity method investment income	$ (1,577)	$ (1,878)